Consolidated Statement of Other Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
NET INCOME FOR THE YEAR	R$ 155,467	R$ 548,379	R$ 670,251
Itens that may be reclassified subsequently to the statement of income
Currency translation differences	244,100	483,212	221,287
Effect of translation of subsidiary in hyperinflationary economy	17,666	(19,074)	0
Gain (loss) from cash flow hedge operations	107,337	(45,202)	13,450
Tax effects on gain (loss) from cash flow hedge operations	(36,768)	15,384	(4,278)
Net other comprehensive income (loss) that may be reclassified subsequently to the statement of income	332,335	434,320	230,459
Itens that will not be reclassified to the statement of income
Remeasurement loss on defined benefit plans	(14,374)	(7,030)	(36,379)
Tax effects on actuarial gain (loss)	4,887	11,532	0
Net other comprehensive income (loss) that will not be reclassified to the statement of income	(9,487)	4,502	(36,379)
Total other comprehensive income for the year	R$ 478,315	R$ 987,201	R$ 864,331